Income Taxes - Additional Information (Detail)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Tax Disclosure [Abstract]
Effective income tax rates	(0.10%)	(0.90%)	0.40%	0.30%